Taxes	12 Months Ended
Mar. 31, 2026
Taxes [Abstract]
TAXES

Note 13 — TAXES

Income tax

Cayman Islands

The Company is incorporated in the Cayman Islands and is not subject to tax on income or capital gains under current Cayman Islands law. In addition, upon payments of dividends by the Company entities to their shareholders, no Cayman Islands withholding tax will be imposed. Accordingly, the Company do not accrue for taxes.

Singapore

The Company’s subsidiaries, Rectitude Pte Ltd, P.T.H. Pte Ltd and Alturan Supplies Pte Ltd are considered Singapore tax resident enterprises under Singapore tax laws; accordingly, they are subject to enterprise income tax on their taxable income as determined under Singapore tax laws and accounting standards at a statutory tax rate for the year ended March 31, 2026 of 17% (2024 and 2025: 17%).

The income tax provision consist of the following components:

	For the years ended March 31,
	2024	2025	2026	2026
	S$	S$	S$	US$
Current income tax expense:
Singapore	792,207	219,952	1,160,339	899,436
Foreign jurisdiction	—	—	—	—
Total current income tax expense	792,207	219,952	1,160,339	899,436

Effective tax rate	19.1%	8.9%	24.4%	24.4%

The following table reconciles Singapore statutory rates to the Company’s effective tax rate:

	For the years ended March 31,
	2024	2025	2026	2026
	S$	S$	S$	US$
Income before tax	4,147,616	2,457,817	4,751,624	3,683,222
Singapore statutory income tax rate	17%	17%	17%	17%
Income tax expense computed at statutory rate	705,095	417,829	807,776	626,148

Reconciling items:
Income not subject to tax in Singapore	(40,126)	(1,774)	(56,287)	(43,631)
Non-deductible expenses	131,965	160,622	418,761	324,601
Tax exemption and rebates	(43,760)	(55,425)	(34,850)	(27,014)
Utilization of prior year deferred tax assets not recognized	—	—	(296,743)	(230,020)
Under/(over) provision of tax in prior financial year	19,016	(205,399)	321,682	249,352
Others	20,017	(95,901)	—	—
Income tax expenses	792,207	219,952	1,160,339	899,436